Segmented information - Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	$ 60,756	$ 50,140
Less: equity investees' fixed assets	(1,074)	(7,613)
Total consolidated fixed assets	59,682	42,527
Intangible assets, net of equity investees' intangible assets	25,781	25,315
Less: equity investees’ intangible assets	0	0
Total consolidated intangible assets	25,781	25,315
Long lived assets, net of equity investees' long lived assets	86,537	75,455
Less: equity investees' long lived assets	(1,074)	(7,613)
Total consolidated long-lived assets	85,463	67,842
Italy
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	26,713	6,212
Intangible assets, net of equity investees' intangible assets	19,942	19,531
Long lived assets, net of equity investees' long lived assets	46,655	25,743
Canada
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	22,157	18,875
Intangible assets, net of equity investees' intangible assets	1,377	494
Long lived assets, net of equity investees' long lived assets	23,534	19,369
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	5,613	14,210
Intangible assets, net of equity investees' intangible assets	0	0
Long lived assets, net of equity investees' long lived assets	5,613	14,210
Rest of Europe
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	3,119	3,076
Intangible assets, net of equity investees' intangible assets	4,462	5,135
Long lived assets, net of equity investees' long lived assets	7,581	8,211
Asia Pacific
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	3,154	7,767
Intangible assets, net of equity investees' intangible assets	0	155
Long lived assets, net of equity investees' long lived assets	$ 3,154	$ 7,922